UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22350

 NAME OF REGISTRANT:                     Global Opportunities Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Global Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK                                                                                   Agenda Number:  934449390
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258A107
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  BIT
            ISIN:  US09258A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CATHERINE A. LYNCH*                                       Mgmt          For                            For
       RICHARD E. CAVANAGH#                                      Mgmt          For                            For
       CYNTHIA L. EGAN#                                          Mgmt          For                            For
       JERROLD B. HARRIS#                                        Mgmt          For                            For
       BARBARA G. NOVICK#                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934449403
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       CYNTHIA L. EGAN                                           Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       CATHERINE A. LYNCH                                        Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD INVESTMENT MANAGEMENT INC.                                                       Agenda Number:  934619783
--------------------------------------------------------------------------------------------------------------------------
        Security:  112830104
    Meeting Type:  Annual
    Meeting Date:  25-May-2017
          Ticker:  RA
            ISIN:  US1128301041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    ELECTION OF CLASS I DIRECTOR: LOUIS P.                    Mgmt          For                            For
       SALVATORE (INDEPENDENT DIRECTOR)

1.2    ELECTION OF CLASS I DIRECTOR: DAVID LEVI                  Mgmt          For                            For
       (INTERESTED DIRECTOR)




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  934545128
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2017
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT F. KEITH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  934477503
--------------------------------------------------------------------------------------------------------------------------
        Security:  00764C109
    Meeting Type:  Annual
    Meeting Date:  28-Sep-2016
          Ticker:  AVK
            ISIN:  US00764C1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF CLASS I TRUSTEE: MR. GERALD L.                Mgmt          For                            For
       SEIZERT

1B.    ELECTION OF CLASS I TRUSTEE: MR. DEREK                    Mgmt          For                            For
       MEDINA

1C.    ELECTION OF CLASS I TRUSTEE: MR. RANDALL C.               Mgmt          For                            For
       BARNES




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934439440
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Special
    Meeting Date:  12-Aug-2016
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE STOCKHOLDERS OF THE FUND ARE BEING                    Mgmt          For                            For
       ASKED TO APPROVE THE MERGER OF WESTERN
       ASSET MANAGED HIGH INCOME FUND INC. WITH
       AND INTO THE FUND IN ACCORDANCE WITH THE
       MARYLAND GENERAL CORPORATION LAW.

2B.    THE STOCKHOLDERS OF THE FUND ARE BEING                    Mgmt          For                            For
       ASKED TO APPROVE A FUNDAMENTAL INVESTMENT
       POLICY REGARDING SENIOR SECURITIES.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934518121
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  27-Jan-2017
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT D. AGDERN                                          Mgmt          For                            For
       CAROL L. COLMAN                                           Mgmt          For                            For
       DANIEL P. CRONIN                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MFS MULTIMARKET INCOME TRUST                                                                Agenda Number:  934474420
--------------------------------------------------------------------------------------------------------------------------
        Security:  552737108
    Meeting Type:  Annual
    Meeting Date:  06-Oct-2016
          Ticker:  MMT
            ISIN:  US5527371083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       MAUREEN R. GOLDFARB                                       Mgmt          For                            For
       ROBERT J. MANNING                                         Mgmt          For                            For
       MARYANNE L. ROEPKE                                        Mgmt          For                            For
       LAURIE J. THOMSEN                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN GLOBAL HIGH INCOME FUND                                                              Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075G103
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JGH
            ISIN:  US67075G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INVESTMENTS                                                                          Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  670735109
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JLS
            ISIN:  US6707351093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934521142
--------------------------------------------------------------------------------------------------------------------------
        Security:  74433A109
    Meeting Type:  Annual
    Meeting Date:  10-Mar-2017
          Ticker:  GHY
            ISIN:  US74433A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       KEVIN J. BANNON                                           Mgmt          For                            For
       KEITH F. HARTSTEIN                                        Mgmt          For                            For
       STEPHEN G. STONEBURN                                      Mgmt          For                            For
       GRACE C. TORRES                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUTNAM PREMIER INCOME TRUST                                                                 Agenda Number:  934560637
--------------------------------------------------------------------------------------------------------------------------
        Security:  746853100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2017
          Ticker:  PPT
            ISIN:  US7468531006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    FIXING THE NUMBER OF TRUSTEES AT 12.                      Mgmt          For                            For

1B.    DIRECTOR
       LIAQUAT AHAMED                                            Mgmt          For                            For
       RAVI AKHOURY                                              Mgmt          For                            For
       BARBARA M. BAUMANN                                        Mgmt          For                            For
       JAMESON A. BAXTER                                         Mgmt          For                            For
       KATINKA DOMOTORFFY                                        Mgmt          For                            For
       CATHARINE HILL                                            Mgmt          For                            For
       PAUL L. JOSKOW                                            Mgmt          For                            For
       KENNETH R. LEIBLER                                        Mgmt          For                            For
       ROBERT E. PATTERSON                                       Mgmt          For                            For
       GEORGE PUTNAM, III                                        Mgmt          For                            For
       ROBERT L. REYNOLDS                                        Mgmt          For                            For
       MANOJ SINGH                                               Mgmt          For                            For

2.     APPROVAL OF THE CONVERSION OF YOUR FUND                   Shr           For                            Against
       FROM CLOSED-END TO OPEN-END STATUS AND
       CERTAIN RELATED AMENDMENTS TO YOUR FUND'S
       DECLARATION OF TRUST.




--------------------------------------------------------------------------------------------------------------------------
 THE BROOKFIELD INVESTMENT FUNDS                                                             Agenda Number:  934461497
--------------------------------------------------------------------------------------------------------------------------
        Security:  112792106
    Meeting Type:  Special
    Meeting Date:  16-Sep-2016
          Ticker:  BOI
            ISIN:  US1127921062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO CONSIDER AND VOTE UPON THE PROPOSED                    Mgmt          Against                        Against
       REORGANIZATION OF THE FUND INTO BROOKFIELD
       REAL ASSETS INCOME FUND INC., A NEWLY
       ORGANIZED MARYLAND CORPORATION.

2.     TO CONSIDER AND VOTE UPON THE APPOINTMENT                 Mgmt          For                            For
       OF SCHRODER INVESTMENT MANAGEMENT NORTH
       AMERICA INC. AS SUB-ADVISER.




--------------------------------------------------------------------------------------------------------------------------
 THE BROOKFIELD INVESTMENT FUNDS                                                             Agenda Number:  934493230
--------------------------------------------------------------------------------------------------------------------------
        Security:  112792106
    Meeting Type:  Special
    Meeting Date:  18-Nov-2016
          Ticker:  BOI
            ISIN:  US1127921062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO CONSIDER AND VOTE UPON THE PROPOSED                    Mgmt          Against                        Against
       REORGANIZATION OF THE FUND INTO BROOKFIELD
       REAL ASSETS INCOME FUND INC., A NEWLY
       ORGANIZED MARYLAND CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE FUNDS                                                                 Agenda Number:  934458793
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2016
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PETER G. GORDON                                           Mgmt          For                            For
       TIMOTHY J. PENNY                                          Mgmt          For                            For
       MICHAEL S. SCOFIELD                                       Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Opportunities Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/15/2017